COLLABORATION AND LICENSE AGREEMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Long Term Debt	The outstanding balance of the Perceptive Credit Facility was:

Perceptive Credit Facility	September 30, 2021
Principal	$30,000
Less: Debt issuance costs and discount at issuance	(3,180)
Net carrying amount	$26,820
The outstanding balance of the Perceptive Credit Facility as of December 31, 2020 was:

Principal	$30,000
Less: Debt issuance costs and discount at issuance	(3,655)
Net carrying amount	$26,345
As of the Termination Date, the balance of the deferred gain was $3,764 and the note payable to the collaboration partner consisted of the following:

Note payable to collaboration partner	$20,000
Unamortized discount on note payable	(3,454)
Note payable to collaboration partner, net	$16,546

Contract with Customer, Contract Asset, Contract Liability, and Receivable
The following table provides a rollforward of deferred revenue:

	NIBR Agreement	Product Revenue	Total
Deferred revenue:
Beginning—January 1, 2020	$6,130	$13	$6,143
Amounts invoiced	3,105	403	3,508
Recognition of revenue	(9,235)	(149)	(9,384)
Ending—December 31, 2020	$—	$267	$267